Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2014
Authorized, Issued and Outstanding Shares of Convertible Preferred Stock and Liquidation Preferences

The authorized, issued and outstanding shares of convertible preferred stock and liquidation preferences per share thereof as of December 31, 2014, were as follows:

	Shares Authorized	Shares Issued and Outstanding	Liquidation Preference Per Share
Series AA	7,327,166	7,327,166	$1.0000
Series BB	23,104,618	23,104,618	$1.2706
Series BB-1	5,978,477	5,978,477	$1.5054
Series CC	46,429,980	46,429,980	$1.2706
Series D	629,630	629,630	$6.3530
Series E	5,000,000	3,935,140	$2.5412

	88,469,871	87,405,011

Subsequent Event
Authorized, Issued and Outstanding Shares of Convertible Preferred Stock and Liquidation Preferences

The Company has 160,000,000 shares of authorized common stock, $0.001 par value per share, and the authorized, issued, and outstanding shares of convertible preferred stock, $0.001 par value per share, and liquidation preferences per share thereof were as follows:

	Shares Authorized	Shares Issued and Outstanding	Liquidation Preference Per Share
Series AA	7,327,166	7,327,166	$1.0000
Series BB	23,104,618	23,104,618	$1.2706
Series BB-1	5,978,477	5,978,477	$1.5054
Series CC	46,429,980	46,429,980	$1.2706
Series D	629,630	629,630	$6.3530
Series E	5,000,000	3,935,140	$2.5412
Series F	4,000,000	2,623,650	$6.3530

	92,469,871	90,028,661